Property and Equipment, Net - Summary of Plant and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment, Net [Abstract]
Leasehold improvements	¥ 35,018	$ 4,932	¥ 32,634
Machinery and electronic equipment	32,725	4,609	29,061
Mold and tooling	4,398	620	2,290
Office equipment	2,237	315	2,641
Transportation equipment	3,520	496	3,249
Construction in progress	1,524	215	1,885
Property,plant and equipment,gross	79,422	11,187	71,760
Less: accumulated depreciation	(33,339)	(4,696)	(23,240)
Less: accumulated impairment	(1,460)	(206)	(1,460)
Total	¥ 44,623	$ 6,285	¥ 47,060